Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Balance, shares at Dec. 31, 2015	0	82,623,066
Balance, value at Dec. 31, 2015	$ 0	$ 82,623	$ 38,722,035	$ (47,003,426)	$ (8,198,768)
Stock issued for $0.50 warrants, shares		1,380,000
Stock issued for $0.50 warrants, value		$ 1,380	688,620		690,000
Stock issued for $0.75 warrants, shares		455,666
Stock issued for $0.75 warrants, value		$ 456	341,294		341,750
Stock issued for $0.25 warrants, shares		8,000,000
Stock issued for $0.25 warrants, value		$ 8,000	1,992,000		2,000,000
Stock issued for services and commitment fee, shares		1,197,753
Stock issued for services and commitment fee, value		$ 1,198	1,016,892		1,018,090
Stock issued for accrued interest, shares		687,291
Stock issued for accrued interest, value		$ 687	583,511		584,198
Stock repurchased from related parties, value					0
Stock issued for employee bonuses, value					0
FV of warrant modifications					0
Debt discount on the JPF VF note			1,008,610		1,008,610
Reclassification of derivative liability			13,370		13,370
Net loss				(6,108,117)	(6,108,117)
Balance, shares at Dec. 31, 2016	0	94,343,776
Balance, value at Dec. 31, 2016	$ 0	$ 94,344	44,352,962	(53,111,543)	(8,664,237)
Warrants and Options Exercised at $0.00: 1/1/17 to 5/8/17 (prior to merger), shares		14,792,500
Warrants and Options Exercised at $0.00: 1/1/17 to 5/8/17 (prior to merger), value		$ 14,793	(14,793)		0
D Warrants Exercised at $0.75: 1/1/17 to 5/8/17 (prior to merger), shares		998,079
D Warrants Exercised at $0.75: 1/1/17 to 5/8/17 (prior to merger), value		$ 998	747,537		748,535
Stock issued for services and commitment fee, shares		3,887,802
Stock issued for services and commitment fee, value		$ 3,888	2,898,876		2,902,764
Stock issued for cash, net of offering costs, shares		11,250
Stock issued for cash, net of offering costs, value		$ 11	44,989		45,000
Stock issued for conversion of note payable and accrued interest, shares		7,386,872
Stock issued for conversion of note payable and accrued interest, value		$ 7,387	2,348,008		2,355,395
Stock repurchased from related parties, shares		(148,588)
Stock repurchased from related parties, value		$ (149)	(111,291)		(111,440)
Stock issued for conversion of accounts payable, shares		425,000
Stock issued for conversion of accounts payable, value		$ 425	702,700		703,125
Stock issued for employee bonuses, shares		409,066
Stock issued for employee bonuses, value		$ 409	919,990		920,399
Stock issued for TetriDyn Solutions, Inc., shares		536,490
Stock issued for TetriDyn Solutions, Inc., value		$ 536	(1,628,562)		(1,628,026)
FV of warrant modifications			6,769,562		6,769,562
Beneficial conversion feature on notes payable			41,044		41,044
Reclassification of derivative liability			13,370		13,370
Net loss				(14,591,675)	(14,591,675)
Balance, shares at Dec. 31, 2017	0	122,642,247
Balance, value at Dec. 31, 2017	$ 0	$ 122,642	57,071,022	(67,703,218)	(10,509,554)
Stock issued for warrants, shares		39,000
Stock issued for warrants, value		$ 39	9,481		$ 9,520
Stock issued for services and commitment fee, shares		673,345			673,345
Stock issued for services and commitment fee, value		$ 673	138,313		$ 138,986
Stock issued for cash, net of offering costs, shares		1,900,000
Stock issued for cash, net of offering costs, value		$ 1,900	119,240		121,140
Stock issued for conversion of note payable and accrued interest, shares		400,000
Stock issued for conversion of note payable and accrued interest, value		$ 400	17,790		18,190
Stock repurchased from related parties, value					0
Stock issued for employee bonuses, value					0
Beneficial conversion feature on notes payable			34,975		34,975
Reclassification of derivative liability			13,370		13,370
Net loss				(3,285,410)	(3,285,410)
Balance, shares at Sep. 30, 2018	0	125,654,592
Balance, value at Sep. 30, 2018	$ 0	$ 125,654	$ 57,404,191	$ (70,988,628)	$ (13,458,783)